Convertible Notes (Details Narrative)		6 Months Ended
	Mar. 07, 2017 USD ($) Integer $ / shares	Jun. 30, 2020 $ / shares shares	Jun. 30, 2019 USD ($)	Jul. 03, 2020 USD ($) $ / shares	Jan. 14, 2020 USD ($)	Nov. 25, 2019 USD ($)
First Debenture and SecondDebenture[Member]
Number of common stock shares issued | shares		550,458
8% Convertible Unsecured Promissory Notes [Member]
Debt instrument, interest rate	8.00%
Proceeds from sale of convertible note payable	$ 1,250,000
Number of accredited investors | Integer	4
Debt instrument, maturity date	Mar. 31, 2020
Interest rate in case of default	10.00%
Repayment of debt			$ 250,000
Conversation price | $ / shares	$ 2.80
8% Convertible Unsecured Promissory Notes [Member] | First Debenture [Member]
Debt instrument, interest rate		5.00%
Conversation price | $ / shares		$ 2.725
8% Convertible Unsecured Promissory Notes [Member] | Second Debenture [Member]
Debt instrument, interest rate		5.00%
Conversation price | $ / shares		$ 2.725
8% Convertible Unsecured Promissory Notes [Member] | Securities Purchase Agreement [Member] | First Debenture [Member]
Convertible debenture						$ 1,000,000
8% Convertible Unsecured Promissory Notes [Member] | Securities Purchase Agreement [Member] | Second Debenture [Member]
Convertible debenture					$ 500,000
2017 Notes [Member] | Exchange Agreement [Member]
Convertible debenture				$ 1,000,000
1% Debenture [Member] | Exchange Agreement [Member]
Conversation price | $ / shares				$ 1.75